LOANS (Details 4) - Residential Real Estate One To Four Family [Member] - Troubled Debt Restructuring [Member] $ in Thousands	12 Months Ended
	Jun. 30, 2016 USD ($) Loan	Jun. 30, 2015 USD ($) Loan
Financing Receivable, Recorded Investment [Line Items]
TDRs, Number of Loans | Loan	35	38
TDRs, Pre Modification Outstanding Recorded Investment	$ 2,136	$ 2,110
TDRs, Post Modification Outstanding Recorded Investment	1,835	1,851
Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Modifications, Recorded Investment	1,318	1,710
Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Modifications, Recorded Investment	$ 517	$ 141